PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks
Air Freight & Logistics 1.5%
FedEx Corp.	1,536	$445,916
Banks 7.1%
Bank of America Corp.	13,279	538,198
JPMorgan Chase & Co.	5,139	790,430
PNC Financial Services Group, Inc. (The)	4,091	764,812
		2,093,440
Beverages 1.5%
Diageo PLC (United Kingdom), ADR	2,458	440,842
Building Products 2.2%
Johnson Controls International PLC	10,378	646,965
Capital Markets 5.8%
Apollo Global Management, Inc.	5,600	310,072
Goldman Sachs Group, Inc. (The)	2,146	747,773
KKR & Co., Inc.	11,584	655,423
		1,713,268
Chemicals 1.3%
Westlake Chemical Corp.	4,075	382,602
Containers & Packaging 2.2%
Avery Dennison Corp.	2,979	638,013
Diversified Consumer Services 1.5%
Service Corp. International	7,954	425,062
Electric Utilities 0.8%
NextEra Energy, Inc.	2,865	222,066
Electronic Equipment, Instruments & Components 2.5%
Corning, Inc.	16,875	746,044
Entertainment 1.9%
Walt Disney Co. (The)*	3,050	567,361

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) 1.0%
Alexandria Real Estate Equities, Inc.	799	$144,699
Crown Castle International Corp.	800	151,248
		295,947
Food & Staples Retailing 2.9%
Sysco Corp.	8,026	680,043
Walmart, Inc.	1,309	183,142
		863,185
Food Products 1.2%
Hershey Co. (The)	2,091	343,551
Health Care Equipment & Supplies 4.7%
Abbott Laboratories	4,732	568,218
Medtronic PLC	2,476	324,158
Stryker Corp.	1,887	495,583
		1,387,959
Hotels, Restaurants & Leisure 6.5%
Aramark	7,308	284,062
Darden Restaurants, Inc.	3,780	554,602
McDonald’s Corp.	1,393	328,859
MGM Resorts International	13,334	542,960
Six Flags Entertainment Corp.*	4,114	193,276
		1,903,759
Household Durables 3.2%
D.R. Horton, Inc.	8,239	809,811
Toll Brothers, Inc.	2,260	141,702
		951,513
Industrial Conglomerates 1.4%
Honeywell International, Inc.	1,821	406,156
Insurance 1.8%
Marsh & McLennan Cos., Inc.	3,845	521,767

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
IT Services 2.1%
Mastercard, Inc. (Class A Stock)	1,094	$417,974
Visa, Inc. (Class A Stock)	848	198,059
		616,033
Machinery 6.6%
Caterpillar, Inc.	3,211	732,461
Deere & Co.	800	296,680
Oshkosh Corp.	3,162	393,448
Parker-Hannifin Corp.	1,624	509,627
		1,932,216
Media 1.5%
Comcast Corp. (Class A Stock)	7,581	425,673
Metals & Mining 2.3%
Freeport-McMoRan, Inc.	9,465	356,925
Steel Dynamics, Inc.	5,864	317,946
		674,871
Multi-Utilities 2.4%
CenterPoint Energy, Inc.	22,062	540,298
Sempra Energy	1,094	150,502
		690,800
Oil, Gas & Consumable Fuels 9.0%
Chevron Corp.	8,176	842,701
Enbridge, Inc. (Canada)	20,011	771,824
Valero Energy Corp.	5,844	432,222
Williams Cos., Inc. (The)	24,320	592,435
		2,639,182
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	4,193	261,727
Eli Lilly & Co.	2,487	454,549
		716,276

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 5.0%
Norfolk Southern Corp.	2,133	$595,619
TFI International, Inc. (Canada)	5,258	460,864
Union Pacific Corp.	1,832	406,869
		1,463,352
Semiconductors & Semiconductor Equipment 7.6%
ASML Holding NV (Netherlands)	915	593,011
QUALCOMM, Inc.	4,179	580,045
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	3,698	431,705
Texas Instruments, Inc.	1,537	277,444
Universal Display Corp.	1,506	336,877
		2,219,082
Software 3.3%
Intuit, Inc.	1,183	487,585
Microsoft Corp.	1,881	474,351
		961,936
Specialty Retail 1.8%
Home Depot, Inc. (The)	395	127,850
Ross Stores, Inc.	3,114	407,747
		535,597
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	5,455	717,114
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc. (Class B Stock)	2,766	366,827

Total Long-Term Investments (cost $20,230,921)		28,954,375

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value

Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $389,324)(wb)	389,324	$389,324

TOTAL INVESTMENTS 100.1% (cost $20,620,245)		29,343,699
Liabilities in excess of other assets (0.1)%		(34,317)

Net Assets 100.0%		$29,309,382

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).